Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,556,339)	$ (3,007,747)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash stock based compensation expense	2,157,385	380,982
Loss on early payoff of note payable		174,412
Shares issued for services	25	398,674
Amortization of beneficial conversion feature		204,119
Amortization of future compensation payable	203,333
Amortization of financing costs		22,721
Depreciation and amortization	14,738
Interest expense	396,578	18,501
Changes in assets and liabilities:
Accounts receivable	(9,888)
Inventory	(5,930)
Other long term assets	(141,182)	(441,195)
Other receivable	57,432	(60,000)
Prepaids and deposits	217,113	(19,792)
Long term receivables
Accounts payable	(222,140)	629,772
Accrued expenses and compensation	(361,266)	(92,054)
Net cash used in operating activities	(3,250,141)	(1,791,607)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(12,419)	(38,887)
Net cash used by investing activities	(12,419)	(38,887)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	853,999	2,230,000
Cancellation of stock		(12,000)
Repayment on note payable	(31,576)	(361,468)
Proceeds from note payable net of financing costs	2,350,000	149,750
Net cash provided by financing activities	3,172,423	2,006,282
Net increase (decrease) in cash and cash equivalents	(90,137)	175,788
Cash and cash equivalents, beginning of year	178,552	2,764
Cash and cash equivalents, end of year	88,415	178,552
Supplemental Cash Flow Information
Cash paid for interest	2,914	18,501
Cash paid for taxes